Recapitalization costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021
Recapitalization costs
Number of shares outstanding	139,026,084			13,949,001
Number of shares issued	139,026,084				85,288,744
Diluted share price at Closing Date		$ 10	$ 450.00
Recapitalization costs	$ 139,609,424
SPAC
Recapitalization costs
Net deficit from SPAC transferred to the Group	$ 18,532,095
Number of shares outstanding	34,500,000
Shares redeemed, Number of shares	(29,175,999)
Number of shares issued	13,949,001
Diluted share price at Closing Date	$ 8.68
Total value transferred to the SPAC	$ 121,077,329
Recapitalization costs	$ 139,609,424
Class A Ordinary Shares
Recapitalization costs
Number of shares issued	139,026,084
Class A Ordinary Shares | SPAC
Recapitalization costs
Number of shares outstanding	5,324,001			34,500,000
Shares redeemed, Number of shares				(29,175,999)
Class B Sponsor Shares | SPAC
Recapitalization costs
Number of shares outstanding	8,625,000